Additional information on the consolidated statements of cash flows - Disclosure of detailed information about cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of cash flow statement [Abstract]
Interests received	$ 3,673	$ 4,352
Interests paid on long-term debt	3,880	7,255
Income taxes paid	3,136	2,692
Increase in amounts receivable	(121)	(880)
Increase in other current assets	(714)	(220)
Increase (decrease) in accounts payable and accrued liabilities	2,146	(777)
Increase in income tax liabilities	13,655	0
Changes in non-cash working capital items	$ 14,966	$ (1,877)